ASSET RETIREMENT OBLIGATION (Narrative) (Details)	12 Months Ended
Dec. 31, 2017 USD ($)
Asset Retirement Obligation 1	$ 205,201
Asset Retirement Obligation 2	216,000
Asset Retirement Obligation 3	145,029
Asset Retirement Obligation 4	$ 246,322